FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 7: FINANCIAL INSTRUMENTS

        The Company may elect to measure many financial instruments and certain other items at fair value. This fair value option must be applied on an instrument-by-instrument basis with changes in fair value reported in earnings. The election can be made at the acquisition of an eligible financial asset, financial liability, or firm commitment or when certain specified reconsideration events occur. The fair value election may not be revoked once made. The Company did not elect the fair value measurement option for eligible items.

Fair-Value Hierarchy

        U.S. GAAP specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's internally-developed market assumptions. These two types of inputs have created the following fair-value hierarchy:

  Level 1—Quoted prices for identical instruments in active markets.

  Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

  Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

        This hierarchy requires the use of observable market data when available.

Determination of Fair Value

        When available, the Company uses quoted market prices to determine fair value and classifies such items in Level 1. In some cases where a market price is not available, the Company will make use of observable market-based inputs to calculate fair value, in which case the items are classified in Level 2.

        If quoted or observable market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters such as interest rates, currency rates, or yield curves. Items valued using such internally generated valuation techniques are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified in Level 3 even though there may be some significant inputs that are readily observable.

        The following section describes the valuation methodologies used by the Company to measure various financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified. Where appropriate, the description includes details of the valuation models and the key inputs to those models, as well as any significant assumptions.

Derivatives

        The Company utilizes derivative instruments to mitigate its exposure to interest rate and foreign currency exposures. Derivatives used as hedges are effective at reducing the risk associated with the exposure being hedged and are designated as a hedge at the inception of the derivative contract. The Company does not hold or issue derivative or other financial instruments for speculative purposes. The credit risk for the interest rate hedges is reduced through diversification among counterparties, utilizing mandatory termination clauses and/or collateral support agreements. Derivative instruments are generally classified in Level 2 or 3 of the fair value hierarchy. The cash flows underlying all derivative contracts were recorded in operating activities in the consolidated statements of cash flows.

Interest Rate Derivatives

        The Company has entered into interest rate derivatives in order to manage interest rate exposures arising in the normal course of business. Interest rate derivatives that have been designated in cash flow hedging relationships are being used by the Company to mitigate the risk of rising interest rates related to debt and anticipated issuance of fixed-rate debt in future periods. Gains and losses on these instruments, to the extent that the hedge relationship has been effective, are deferred in accumulated other comprehensive income (loss) and recognized in interest expense over the period in which the Company recognizes interest expense on the related debt. Ineffectiveness recognized related to these hedging relationships was not significant for the three and nine months ended September 30, 2013 and 2012. These amounts are recorded in "Other expenses" in the consolidated statements of income. The maximum length of time over which the Company is hedging its interest rate exposure through the use of derivative instruments designated in cash flow hedge relationships is 46 months. The after-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next 12 months are approximately $3,049.

        The Company also enters into interest rate derivatives with substantially similar economic terms that are not designated as hedging instruments to mitigate interest rate risk related to the Company's committed asset-backed facilities. These facilities require the Company to enter into interest rate derivatives. To ensure that these transactions do not result in the Company being exposed to this risk, the Company enters into an offsetting position. Unrealized and realized gains and losses resulting from fair value changes in these instruments are recognized directly in income and were insignificant for the three and nine months ended September 30, 2013 and 2012.

        Most of the Company's interest rate derivatives are considered Level 2. The fair market value of these derivatives is calculated using market data input for forecasted benchmark interest rates and can be compared to actively traded derivatives. When the future notional amount of the Company's interest rate derivatives is not known in advance, these derivatives are considered Level 3 derivatives. The fair market value of these derivatives is calculated using market data input and a forecasted future notional balance. The total notional amount of the Company's interest rate derivatives was approximately $3,062,358 and $1,926,633 at September 30, 2013 and December 31, 2012, respectively. The ten-month average notional amounts as of September 30, 2013 and 2012 were $2,738,537 and $3,195,415, respectively.

Foreign Exchange Contracts

        The Company uses forward contracts to hedge certain assets and liabilities denominated in foreign currencies. Such derivatives are considered economic hedges and are not designated as hedging instruments. The changes in the fair value of these instruments are recognized directly as income in "Other expenses" and are expected to offset the foreign exchange gains or losses on the exposures being managed.

        All of the Company's foreign exchange derivatives are considered Level 2 as the fair value is calculated using market data input and can be compared to actively traded derivatives.

Financial Statement Impact of the Company's Derivatives

        The fair values of the Company's derivatives as of September 30, 2013 and December 31, 2012 in the consolidated balance sheets are recorded as follows:

	September 30, 2013	December 31, 2012
Derivatives Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$468	$—

Accounts payable and other accrued liabilities:
Interest rate derivatives	$249	$—

Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$8,439	$2,788
Foreign exchange contracts	7	15

Total	$8,446	$2,803

Accounts payable and other accrued liabilities:
Interest rate derivatives	$8,439	$2,744
Foreign exchange contracts	23	20

Total	$8,462	$2,764

        Pre-tax gains (losses) on the consolidated statements of income related to the Company's derivatives for the three and nine months ended September 30, 2013 and 2012 are recorded in the following accounts:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Cash Flow Hedges
Losses recognized in accumulated other comprehensive income (effective portion)
Interest rate derivatives	$(598)	$39	$(32)	$(326)
Reclassified from accumulated other comprehensive income (effective portion)
Interest rate derivatives—Interest expense to third parties	(1,514)	(1,648)	(4,793)	(5,367)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	—	(2)	—	20
Not Designated as Hedges
Interest rate derivatives—Other expenses	$(32)	$—	$54	$(48)
Foreign exchange contracts—Other expenses	$16	$32	$32	$32

Items Measured at Fair Value on a Recurring Basis

        The following tables present for each of the fair-value hierarchy levels the Company's assets and liabilities that are measured at fair value on a recurring basis at September 30, 2013 and December 31, 2012:

	Level 2		Level 3		Total
	September 30, 2013	December 31, 2012	September 30, 2013	December 31, 2012	September 30, 2013	December 31, 2012
Assets
Interest rate derivatives	$8,907	$2,788	$—	$—	$8,907	$2,788
Foreign exchange contracts	7	15	—	—	7	15
Retained interests	—	—	2,769	9,271	2,769	9,271

Total assets	$8,914	$2,803	$2,769	$9,271	$11,683	$12,074

Liabilities
Interest rate derivatives	$8,688	$2,744	$—	$—	$8,688	$2,744
Foreign exchange contracts	23	20	—	—	23	20

Total liabilities	$8,711	$2,764	$—	$—	$8,711	$2,764

        There were no transfers between Level 1, Level 2 and Level 3 hierarchy levels during the periods presented.

        The following table presents the changes in the Level 3 fair-value category for the nine months ended September 30, 2013 and 2012:

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2012	$17,289	$15
Total gains or losses (realized/unrealized):
Included in earnings	912	65
Included in other comprehensive income (loss)	830	(80)
Settlements	(10,658)	—

Balance at September 30, 2012	$8,373	$—

Balance at January 1, 2013	$9,271	$—
Total gains or losses (realized/unrealized):
Included in earnings	707	—
Included in other comprehensive income (loss)	(368)	—
Settlements	(6,841)	—

Balance at September 30, 2013	$2,769	$—

Fair Value of Other Financial Instruments

        The carrying amount of cash and cash equivalents, restricted cash, floating-rate affiliated accounts and notes receivable, floating-rate short-term debt, interest payable, short-term affiliated debt and floating-rate long-term debt was assumed to approximate its fair value. Under the fair value hierarchy, cash and cash equivalents and restricted cash are classified as Level 1 and the remainder of the financial instruments listed are measured as Level 2.

Financial Instruments Not Carried at Fair Value

        The carrying amount and estimated fair value of assets and liabilities considered financial instruments as of September 30, 2013 and December 31, 2012 are as follows:

	September 30, 2013		December 31, 2012
	Carrying Amount	Estimated Fair Value*	Carrying Amount	Estimated Fair Value*
Receivables	$12,654,129	$12,714,172	$10,732,276	$11,074,646
Long-term debt	$7,694,301	$7,796,649	$6,321,551	$6,451,544
*
Under the fair value hierarchy, all measurements are Level 2.

Financial Assets

        The fair value of receivables was determined by discounting the estimated future payments using a discount rate which includes an estimate for credit risk.

Financial Liabilities

        The fair values of fixed-rate long-term debt were based on current market quotes for identical or similar borrowings and credit risk.

NOTE 9: FINANCIAL INSTRUMENTS

        The Company may elect to measure many financial instruments and certain other items at fair value. This fair value option must be applied on an instrument-by-instrument basis with changes in fair value reported in earnings. The election can be made at the acquisition of an eligible financial asset, financial liability, or firm commitment or when certain specified reconsideration events occur. The fair value election may not be revoked once made. The Company did not elect the fair value measurement option for eligible items.

Fair-Value Hierarchy

        U.S. GAAP specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's internally-developed market assumptions. These two types of inputs have created the following fair-value hierarchy:

  Level 1—Quoted prices for identical instruments in active markets.

  Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

  Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

        This hierarchy requires the use of observable market data when available.

Determination of Fair Value

        When available, the Company uses quoted market prices to determine fair value and classifies such items in Level 1. In some cases where a market price is not available, the Company will make use of observable market-based inputs to calculate fair value, in which case the items are classified in Level 2.

        If quoted or observable market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters such as interest rates, currency rates, or yield curves. Items valued using such internally generated valuation techniques are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified in Level 3 even though there may be some significant inputs that are readily observable.

        The following section describes the valuation methodologies used by the Company to measure various financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified. Where appropriate, the description includes details of the valuation models and the key inputs to those models, as well as any significant assumptions.

Derivatives

        The Company utilizes derivative instruments to mitigate its exposure to interest rate and foreign currency exposures. Derivatives used as hedges are effective at reducing the risk associated with the exposure being hedged and are designated as a hedge at the inception of the derivative contract. The Company does not hold or issue derivative or other financial instruments for speculative purposes. The credit risk for the interest rate hedges is reduced through diversification among counterparties, utilizing mandatory termination clauses and/or collateral support agreements. Derivative instruments are generally classified in Level 2 or 3 of the fair value hierarchy. The cash flows underlying all derivative contracts were recorded in operating activities in the consolidated statements of cash flows.

Interest Rate Derivatives

        The Company has entered into interest rate derivatives in order to manage interest rate exposures arising in the normal course of business. Interest rate derivatives that have been designated in cash flow hedging relationships are being used by the Company to mitigate the risk of rising interest rates related to the current short-term debt and anticipated issuance of fixed-rate debt in future periods. Gains and losses on these instruments, to the extent that the hedge relationship has been effective, are deferred in accumulated other comprehensive income (loss) and recognized in interest expense over the period in which the Company recognizes interest expense on the related debt. Ineffectiveness recognized related to these hedging relationships was not significant for the years ended December 31, 2012, 2011 and 2010. These amounts are recorded in "Other expenses" in the consolidated statements of income. The maximum length of time over which the Company is hedging its interest rate exposure through the use of derivative instruments designated in cash flow hedge relationships is 52 months. The after-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next 12 months are approximately $3,786.

        The Company also enters into offsetting interest rate derivatives with substantially similar economic terms that are not designated as hedging instruments to mitigate interest rate risk related to the Company's committed asset-backed facilities. These facilities require the Company to enter into interest rate derivatives. To ensure that these transactions do not result in the Company being exposed to this risk, the Company enters into a compensating position. Unrealized and realized gains and losses resulting from fair value changes in these instruments are recognized directly in income and were insignificant for the years ended December 31, 2012, 2011 and 2010.

        Most of the Company's interest rate derivatives are considered Level 2. The fair market value of these derivatives is calculated using market data input for forecasted benchmark interest rates and can be compared to actively traded derivatives. The future notional amount of some of the Company's interest rate derivatives is not known in advance. These derivatives are considered Level 3 derivatives. The fair market value of these derivatives is calculated using market data input and a forecasted future notional balance. The total notional amount of the Company's interest rate derivatives was approximately $1,926,633 and $1,602,710 at December 31, 2012 and 2011, respectively. The thirteen-month average notional amounts as of December 31, 2012 and 2011 were $3,166,466 and $3,901,033, respectively.

Foreign Exchange Contracts

        The Company uses forwards to hedge certain assets and liabilities denominated in foreign currencies. Such derivatives are considered economic hedges and are not designated as hedging instruments. The changes in the fair value of these instruments are recognized directly as income in "Other expenses" and are expected to offset the foreign exchange gains or losses on the exposures being managed.

        All of the Company's foreign exchange derivatives are considered Level 2 as the fair value is calculated using market data input and can be compared to actively traded derivatives.

Financial Statement Impact of the Company's Derivatives

        The fair values of the Company's derivatives as of December 31, 2012 and 2011 in the consolidated balance sheets are recorded as follows:

	2012	2011
Derivatives Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$—	$80
Accounts payable and other accrued liabilities:
Interest rate derivatives	$—	$19
Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$2,788	$3,518
Foreign exchange contracts	15	—

Total	$2,803	$3,518

Accounts payable and other accrued liabilities:
Interest rate derivatives	$2,744	$3,585
Foreign exchange contracts	20	—

Total	$2,764	$3,585

        The location on the consolidated statements of income and impact of the Company's derivatives for the year ended December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Fair Value Hedges
Interest rate derivatives—Other expenses	$—	$—	$(3,499)
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion)
Interest rate derivatives	$(254)	$(19,818)	$(26,268)
Reclassified from accumulated other comprehensive income (effective portion)
Interest rate derivatives—Interest expense to third parties	(6,971)	(17,191)	(33,925)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	20	(278)	(552)
Not Designated as Hedges
Interest rate derivatives—Other expenses	$(53)	$(751)	$—
Foreign exchange contracts—Other expenses	5	—	—

Retained Interests

        For transactions that are considered sales and are off-book, the Company carries retained interests at estimated fair value, which is determined by discounting the projected cash flows over the expected life of the assets sold in connection with such transactions using prepayment, default, loss and interest rate assumptions. The Company recognizes declines in the value of its retained interests, and resulting charges to income or equity, when the fair value is less than the carrying value. The portion of the decline, from discount rates exceeding those in the initial transaction is charged to equity. All other credit-related declines are charged to income. Retained interests in securitized assets are classified in Level 3 of the fair value hierarchy. Assumptions used to determine fair values of retained interests are based on internal evaluations that include constant prepayment rates, annual credit loss rates and discount rates. Although the Company believes its methodology is reasonable, actual results could differ from its expectations. As of December 31, 2012 and 2011, retained interests in securitized assets are $9,271 and $17,289, respectively.

Items Measured at Fair Value on a Recurring Basis

        The following tables present for each of the fair-value hierarchy levels the Company's assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011:

	Level 2		Level 3		Total
	2012	2011	2012	2011	2012	2011
Assets
Interest rate derivatives	$2,788	$3,438	$—	$160	$2,788	$3,598
Foreign exchange contracts	15	—	—	—	15	—
Retained interests	—	—	9,271	17,289	9,271	17,289

Total assets	$2,803	$3,438	$9,271	$17,449	$12,074	$20,887

Liabilities
Interest rate derivatives	$2,744	$3,459	$—	$145	$2,744	$3,604
Foreign exchange contracts	20	—	—	—	20	—

Total liabilities	$2,764	$3,459	$—	$145	$2,764	$3,604

        There were no transfers between Level 1, Level 2 and Level 3 hierarchy levels.

        The following table presents the changes in the Level 3 fair-value category for the years ended December 31, 2012, 2011 and 2010:

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2010	$968,371	$(1,645)
Total gains or losses (realized/unrealized):
Impact from accounting change	(475,302)	(24,316)
Impact from accounting change—collateralized wholesale receivables	(394,037)	—
Included in earnings	1,130	20,586
Included in other comprehensive income (loss)	5,706	—
Settlements	(67,954)	—

Balance at January 1, 2011	$37,914	$(5,375)
Total gains or losses (realized/unrealized):
Included in earnings	299	5,390
Included in other comprehensive income (loss)	1,183	—
Settlements	(22,107)	—

Balance at December 31, 2011	$17,289	$15
Total gains or losses (realized/unrealized):
Included in earnings	1,005	65
Included in other comprehensive income (loss)	1,635	(80)
Settlements	(10,658)	—

Balance at December 31, 2012	$9,271	$—

Fair Value of Other Financial Instruments

        The carrying amount of cash and cash equivalents, restricted cash, floating-rate affiliated accounts and notes receivable, floating-rate short-term debt, interest payable, floating-rate affiliated debt and floating-rate long-term debt was assumed to approximate its fair value.

Financial Instruments Not Carried at Fair Value

        The carrying amount and estimated fair value of assets and liabilities considered financial instruments as of December 31, 2012 and 2011 are as follows:

	2012		2011
	Carrying Amount	Estimated Fair Value*	Carrying Amount	Estimated Fair Value*
Receivables	$10,732,276	$11,074,646	$9,386,549	$9,710,124
Affiliated debt	$864,032	$864,032	$819,270	$823,028
Long-term debt	$6,321,551	$6,451,544	$4,587,773	$4,648,139
*
Under the fair value hierarchy, all measurements are Level 2.

Financial Assets

        The fair value of receivables was generally determined by discounting the estimated future payments using a discount rate which includes an estimate for credit risk.

Financial Liabilities

        The fair values of fixed-rate affiliated and fixed-rate long-term debt were based on current market quotes for identical or similar borrowings and credit risk.